Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Total Reserves	£ 3,361	£ 3,808	[1]
Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	3,361	3,808	[2]
Currency translation reserve [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	3,927	3,084
Available for sale reserve [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	0	396
Fair value through other comprehensive income reserve [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	(298)	0
Cash flow hedging reserve [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	(123)	184
Own credit reserve [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	(121)	(179)
Other reserves and other shareholders equity [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)	£ 323

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.